Financial instruments and risk management - Summary of Assets and Liabilities Measured at Fair Value (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Investment held at fair value	£ 700	£ 506	£ 264
Assets	561	425
Assets at fair value	1,261	931
Liabilities	929	314
Liabilities at fair value	929	314
Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Investment held at fair value	514	405
Assets at fair value	514	405
Liabilities at fair value	0	0
Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Investment held at fair value	0	0
Assets at fair value	561	425
Liabilities at fair value	929	314
Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Investment held at fair value	186	101
Assets at fair value	186	101
Liabilities at fair value	0	0
interest rate swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	43	33
Liabilities	450	36
interest rate swaps | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Liabilities	0	0
interest rate swaps | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	43	33
Liabilities	450	36
interest rate swaps | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Liabilities	0	0
– cross-currency swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	254	221
Liabilities	121	35
– cross-currency swaps | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Liabilities	0	0
– cross-currency swaps | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	254	221
Liabilities	121	35
– cross-currency swaps | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Liabilities	0	0
– forward foreign currency contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	264	171
Liabilities	358	243
– forward foreign currency contracts | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Liabilities	0	0
– forward foreign currency contracts | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	264	171
Liabilities	358	243
– forward foreign currency contracts | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Liabilities	£ 0	£ 0